Business Segment Reporting - Financial Information of Business Groups (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net interest income (TE)	$ 4,671	$ 3,810	$ 3,943
Noninterest income	2,842	809	2,470
Total revenue (TE)	7,513	4,619	6,413
Provision for credit losses	471	335	489
Personnel expense	2,917	2,714	2,660
Other direct noninterest expense	1,786	1,831	2,074
Support and overhead	0	0	0
Allocated income taxes (benefit) and TE adjustments	511	(98)	226
Income (loss) from continuing operations	1,828	(163)	964
Income (loss) from discontinued operations, net of taxes	1	2	3
NET INCOME (LOSS)	1,829	(161)	967
AVERAGE BALANCES
Loans and leases	105,660	107,724	118,004
Total assets	186,764	186,815	191,627
Deposits	149,276	146,155	144,059
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets	144	190	193
Operating Segments | Consumer Bank
Segment Reporting Information [Line Items]
Net interest income (TE)	2,932	2,926	2,961
Noninterest income	957	924	938
Total revenue (TE)	3,889	3,850	3,899
Provision for credit losses	169	126	111
Personnel expense	902	849	832
Other direct noninterest expense	561	599	690
Support and overhead	1,333	1,263	1,256
Allocated income taxes (benefit) and TE adjustments	224	245	242
Income (loss) from continuing operations	700	768	768
Income (loss) from discontinued operations, net of taxes	0	0	0
NET INCOME (LOSS)	700	768	768
AVERAGE BALANCES
Loans and leases	35,744	38,744	41,777
Total assets	38,760	41,613	44,593
Deposits	87,932	85,851	82,793
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets	71	75	72
Operating Segments | Commercial Bank
Segment Reporting Information [Line Items]
Net interest income (TE)	2,665	2,758	2,982
Noninterest income	1,763	1,646	1,448
Total revenue (TE)	4,428	4,404	4,430
Provision for credit losses	299	227	379
Personnel expense	784	734	702
Other direct noninterest expense	292	350	438
Support and overhead	839	758	673
Allocated income taxes (benefit) and TE adjustments	480	515	498
Income (loss) from continuing operations	1,734	1,820	1,740
Income (loss) from discontinued operations, net of taxes	0	0	0
NET INCOME (LOSS)	1,734	1,820	1,740
AVERAGE BALANCES
Loans and leases	69,409	68,503	75,795
Total assets	79,107	77,966	85,873
Deposits	58,113	58,077	55,100
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets	4	0	3
Other
Segment Reporting Information [Line Items]
Net interest income (TE)	(926)	(1,874)	(2,000)
Noninterest income	122	(1,761)	84
Total revenue (TE)	(804)	(3,635)	(1,916)
Provision for credit losses	3	(18)	(1)
Personnel expense	1,231	1,131	1,126
Other direct noninterest expense	933	882	946
Support and overhead	(2,172)	(2,021)	(1,929)
Allocated income taxes (benefit) and TE adjustments	(193)	(858)	(514)
Income (loss) from continuing operations	(606)	(2,751)	(1,544)
Income (loss) from discontinued operations, net of taxes	1	2	3
NET INCOME (LOSS)	(605)	(2,749)	(1,541)
AVERAGE BALANCES
Loans and leases	507	477	432
Total assets	68,897	67,236	61,161
Deposits	3,231	2,227	6,166
OTHER FINANCIAL DATA
Expenditures for additions to long-lived assets	$ 69	$ 115	$ 118